Exhibit 99.6

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Series Name	2022-7
Collection Period	August 2024
Payment Date	09/20/2024
Transaction Month	22
Anticipated Redemption Date	11/20/2024
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$623,707,000.00	5.23%	11/22/2027
Class A-1b	$267,303,000.00	SOFR +0.85%	11/22/2027
Class B	$68,120,000.00	5.48%	11/22/2027
Class C	$40,870,000.00	5.72%	11/22/2027

Total	$1,000,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	09/13/2024
Compound SOFR for Interest Period	5.34173%
Spread over Compounded SOFR	0.85%
Note Interest Rate	6.19173%
Note Balance at the beginning of the Interest Period	$267,303,000.00
Days in the Interest Period	31
Note Monthly Interest	$1,425,197.45

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Series 2022-7 Available Funds and other sources of funds
Series 2022-7 Allocation Percentage x Group One Available Funds	$63,927,864.37
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$63,927,864.37

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$79.79	$79.79	$0.00	$0.00	$63,927,784.58
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$63,926,534.58
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$63,926,534.58
Asset Representations Reviewer Fee	$38.72	$38.72	$0.00	$0.00	$63,926,495.86
Supplemental ARR Fee	$206.39	$206.39	$0.00	$0.00	$63,926,289.47
Servicing Fee	$774,360.09	$774,360.09	$0.00	$0.00	$63,151,929.38
Class A-1a Note Interest	$2,718,323.01	$2,718,323.01	$0.00	$0.00	$60,433,606.37
Class A-1b Note Interest	$1,425,197.45	$1,425,197.45	$0.00	$0.00	$59,008,408.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,008,408.92
Class B Note Interest	$311,081.33	$311,081.33	$0.00	$0.00	$58,697,327.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,697,327.59
Class C Note Interest	$194,813.67	$194,813.67	$0.00	$0.00	$58,502,513.92
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,502,513.92
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$58,502,513.92
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,502,513.92
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$58,502,513.92
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$58,502,513.92
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$58,502,513.92
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$58,502,513.92
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$58,502,513.92
Class R Interest	$58,502,513.92	$58,502,513.92	$0.00	$0.00	$0.00

Total	$63,927,864.37	$63,927,864.37	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,718,323.01	$0.00	$0.00	$2,718,323.01
Class A-1b	$0.00	$0.00	$1,425,197.45	$0.00	$0.00	$1,425,197.45
Class B	$0.00	$0.00	$311,081.33	$0.00	$0.00	$311,081.33
Class C	$0.00	$0.00	$194,813.67	$0.00	$0.00	$194,813.67

Total	$0.00	$0.00	$4,649,415.46	$0.00	$0.00	$4,649,415.46

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.36	$0.00	$4.36
Class A-1b	$1,000.00	$5.33	$0.00	$5.33
Class B	$1,000.00	$4.57	$0.00	$4.57
Class C	$1,000.00	$4.77	$0.00	$4.77

Total	$1,000.00	$4.65	$0.00	$4.65

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$623,707,000.00	1.00	$623,707,000.00	1.00
Class A-1b	$267,303,000.00	1.00	$267,303,000.00	1.00
Class B	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

Verizon Master Trust - VZMT 2022-7

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$500,000,000.00
Ending Principal Funding Account Limit	$500,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.